NON-CONTROLLING INTERESTS - Summarized Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current assets	$ 486,241	$ 333,325
Current liabilities	(256,029)	(243,770)
Non-controlling interests	62,208	49,754
Non Controlling Income Statement
Revenue	1,062,037	842,428
Net income and comprehensive income	141,554	(45,511)
Statements of Cash Flows
Cash flows provided by operating activities	365,677	296,909
Cash flows used in investing activities	(194,440)	(216,884)
Cash flows used in financing activities	(66,135)	$ (32,716)
Non-controlling interests [member]
Non Controlling Income Statement
Net income and comprehensive income	$ 13,171
Yaramoko Mine [member] | Government of Burkina Faso [Member]
Non-controlling interests percentage	10.00%
Current assets	$ 63,106
Non-current assets	130,952
Current liabilities	(40,888)
Non-current liabilities	(30,421)
Net assets	122,749
Non-controlling interests	10,009
Non Controlling Income Statement
Revenue	278,347
Net income and comprehensive income	52,440
Statements of Cash Flows
Cash flows provided by operating activities	123,638
Cash flows used in investing activities	(30,503)
Cash flows used in financing activities	$ (82,468)
Seguela Project [Member] | Government of Cte d'Ivoire [Member]
Non-controlling interests percentage	10.00%
Current assets	$ 76,580
Non-current assets	397,475
Current liabilities	(97,752)
Non-current liabilities	(201,716)
Net assets	174,587
Non-controlling interests	52,199
Non Controlling Income Statement
Revenue	330,415
Net income and comprehensive income	112,644
Statements of Cash Flows
Cash flows provided by operating activities	159,145
Cash flows used in investing activities	(128,052)
Cash flows used in financing activities	$ (77,115)